INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The components of definite-lived and indefinite-lived intangible assets are as follows. Refer to Note 14 for VOBA asset, which is an actuarial intangible asset arising from a business combination.

	June 30, 2025			December 31, 2024
AS OF US$ MILLIONS	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Distributor relationships	$1,466	$(71)	$1,395	$1,466	$(43)	$1,423
Trade name	71	(13)	58	71	(9)	62
Unpaid claims reserve intangible asset	103	(50)	53	103	(37)	66
Software and other	148	(39)	109	85	(17)	68
Total definite-lived intangible assets	1,788	(173)	1,615	1,725	(106)	1,619
Indefinite-lived intangible assets:
Insurance licenses	67	—	67	71	—	71
Total	$1,855	$(173)	$1,682	$1,796	$(106)	$1,690
No impairment expenses of intangible assets were recognized for the three and six months ended June 30, 2025 and 2024. The Company estimates that its intangible assets do not have any significant residual value in determining their amortization. Amortization expenses were $30 million and $67 million for the three and six months ended June 30, 2025 and $23 million and $35 million for the three and six months ended June 30, 2024, respectively.
The following table outlines the estimated future amortization expense related to definite-lived intangible assets held as of June 30, 2025.

Years	US$ MILLIONS
2025(1)	$61
2026	119
2027	100
2028	90
2029	80
Thereafter	1,165
Total amortization expense	$1,615
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(1)Expected amortization for the remainder of 2025.